Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 13,150	$ 6,429
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	11,944	5,525
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	320	367
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	886	535
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount		2
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3,215	3,467
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	23	23
Other [Member] | Secured borrowings [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2,385	2,575
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	77	78
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	326	377
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 404	$ 414